Premises and equipment (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Premises and equipment disclosures
Buildings and improvements	SFr 1,436	SFr 1,617
Land	294	347
Leasehold improvements	1,855	1,880
Software	6,478	5,909
Equipment	1,887	1,805
Premises and equipment	11,950	11,558
Accumulated depreciation	(7,153)	(6,720)
Total premises and equipment, net	4,797	4,838
Depreciation and impairment
Depreciation	939	830	SFr 826
Impairment	3	SFr 8	SFr 33
Amortization and impairment on right-of-use assets	SFr 324